Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(13.90%)	(23.20%)	(15.30%)
Permanent book — tax difference	(9.20%)	(2.00%)	(9.90%)
Difference in EIT rates of certain subsidiaries	(2.20%)	0.00%	0.20%
Total	(0.30%)	(0.20%)	0.00%